SCHEDULE OF INVESTMENTS
Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Financials – 1.5%
Australia and New Zealand Banking Group Ltd.	2,387	$41,888

Materials – 1.6%
Newcrest Mining Ltd.	2,203	43,957

Total Australia - 3.1%		$85,845
Brazil
Consumer Staples – 1.2%
Ambev S.A.	10,617	32,096

Total Brazil - 1.2%		$32,096
Canada
Consumer Discretionary – 2.4%
Canada Goose Holdings, Inc.(A)(B)	1,268	37,740
Dollarama, Inc.	686	27,967
		65,707

Energy – 2.3%
Canadian Natural Resources Ltd.	1,383	33,254
Seven Generations Energy Ltd., Class A(A)	5,947	30,881
		64,135

Materials – 1.3%
Teck Cominco Ltd.	1,858	33,725

Total Canada - 6.0%		$163,567
China
Consumer Discretionary – 2.0%
Alibaba Group Holding Ltd.(A)	887	25,805
Gree Electric Appliances, Inc. of Zhuhai, A Shares	3,044	29,013
		54,818

Consumer Staples – 0.9%
Wens Foodstuffs Group Co. Ltd., Class A	9,196	25,808

Materials – 1.0%
Anhui Conch Cement Co. Ltd., H Shares	4,560	28,575

Total China - 3.9%		$109,201
Denmark
Industrials – 1.5%
A.P. Moller - Maersk A/S	13	29,861
A.P. Moller - Maersk A/S, Class A	6	11,777
		41,638

Total Denmark - 1.5%		$41,638
France
Communication Services – 1.0%
Ubisoft Entertainment S.A.(A)	283	27,239

Consumer Discretionary – 1.3%
Peugeot S.A.	1,309	35,856

Consumer Staples – 2.9%
Carrefour S.A.	2,941	50,366

Pernod Ricard S.A.	150	28,863
		79,229

Energy – 1.0%
Total S.A.(B)	656	28,328

Financials – 1.1%
BNP Paribas S.A.	569	30,035

Industrials – 5.6%
Airbus SE	509	55,890
Compagnie de Saint-Gobain	716	32,936
Schneider Electric S.A.	307	44,377
Vinci	229	22,804
		156,007

Information Technology – 1.2%
Cap Gemini S.A.	219	34,032

Utilities – 1.6%
ENGIE	2,937	45,023

Total France - 15.7%		$435,749
Germany
Communication Services – 1.1%
Deutsche Telekom AG, Registered Shares	1,647	30,065

Consumer Staples – 1.0%
Beiersdorf Aktiengesellschaft	250	28,750

Financials – 2.5%
Deutsche Boerse AG	180	30,573
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	126	37,460
		68,033

Health Care – 3.9%
Fresenius Medical Care AG & Co. KGaA	395	32,963
Merck KGaA	437	74,944
		107,907

Industrials – 2.3%
Hochtief Aktiengesellschaft	336	32,690
Siemens AG	205	29,477
		62,167

Information Technology – 1.4%
SAP AG	292	37,844

Real Estate – 1.5%
Deutsche Wohnen AG	754	40,221

Total Germany - 13.7%		$374,987
Hong Kong
Financials – 1.8%
AIA Group Ltd.	4,127	50,293

Total Hong Kong - 1.8%		$50,293
India
Energy – 0.8%
Reliance Industries Ltd.	805	21,909

Total India - 0.8%		$21,909
Japan
Communication Services – 0.8%
Dentsu Group, Inc.(B)	786	23,389

Consumer Discretionary – 3.0%
Sekisui House Ltd.	836	17,037
Subaru Corp.	1,898	37,980
Zozo, Inc.	1,112	27,384
		82,401

Consumer Staples – 1.5%
Seven & i Holdings Co. Ltd.	1,181	41,816

Energy – 1.1%
Inpex Corp.(B)	5,324	28,706

Financials – 1.5%
ORIX Corp.	2,590	39,841

Health Care – 1.0%
Terumo Corp.	679	28,419

Industrials – 2.5%
ITOCHU Corp.	1,060	30,487
SMC Corp.	60	36,931
		67,418

Information Technology – 1.5%
Shimadzu Corp.	1,050	40,794

Real Estate – 1.0%
Mitsubishi Estate Co. Ltd.	1,745	28,041

Total Japan - 13.9%		$380,825
Netherlands
Consumer Discretionary – 1.5%
Prosus N.V.	376	40,559

Health Care – 1.0%
Koninklijke Philips Electronics N.V., Ordinary Shares	528	28,450

Industrials – 1.0%
Randstad Holding N.V.	435	28,131

Total Netherlands - 3.5%		$97,140
Norway
Financials – 2.1%
DNB ASA(A)	2,948	57,768

Total Norway - 2.1%		$57,768
Singapore
Communication Services – 1.2%
Singapore Telecommunications Ltd.	18,577	32,437

Total Singapore - 1.2%		$32,437
South Korea
Industrials – 1.1%
LG Corp.(A)	386	31,123

Information Technology – 2.2%
Samsung Electronics Co. Ltd.	797	59,532

Total South Korea - 3.3%		$90,655
Sweden
Health Care – 0.5%
Getinge AB	534	12,494

Industrials – 1.2%
Epiroc AB, Class A	1,335	24,258
Epiroc AB, Class B	541	9,142
		33,400

Total Sweden - 1.7%		$45,894
Switzerland
Health Care – 3.8%
Alcon, Inc.	443	29,392
Roche Holdings AG, Genusscheine	211	73,463
		102,855

Industrials – 1.4%
Ferguson plc	300	36,428

Total Switzerland - 5.2%		$139,283
United Kingdom
Communication Services – 2.9%
BT Group plc	17,386	31,338
WPP Group plc	4,496	48,721
		80,059

Consumer Discretionary – 1.3%
Persimmon plc	936	35,344

Consumer Staples – 3.0%
British American Tobacco plc	992	36,844
Unilever plc	729	43,714
		80,558

Energy – 0.8%
Technip-Coflexip	1,293	12,150
TechnipFMC plc(A)	1,091	10,256
		22,406

Financials – 2.5%
Legal & General Group plc	14,870	54,193
Lloyds Banking Group plc	28,887	14,402
		68,595

Health Care – 2.5%
GlaxoSmithKline plc	2,256	41,289
GlaxoSmithKline plc ADR	773	28,439
		69,728

Information Technology – 1.2%
Amdocs Ltd.	464	32,886

Materials – 1.4%
Anglo American plc	1,182	39,027

Total United Kingdom - 15.6%		$428,603

TOTAL COMMON STOCKS – 94.2%		$2,587,890
(Cost: $2,088,995)

INVESTMENT FUNDS
United States – 1.6%
SPDR Gold Trust(A)	250	44,619

TOTAL INVESTMENT FUNDS – 1.6%		$44,619
(Cost: $30,674)

PREFERRED STOCKS
Germany
Consumer Discretionary – 1.3%
Volkswagen AG, 2.260%	197	36,902

Total Germany - 1.3%		$36,902

TOTAL PREFERRED STOCKS – 1.3%		$36,902
(Cost: $32,106)

OTHER GOVERNMENT SECURITIES(C)	Principal
Norway – 1.2%
Norway Government Bond 3.750%, 5-25-21(D)(E)	NOK272,830	32,258

TOTAL OTHER GOVERNMENT SECURITIES – 1.2%		$32,258
(Cost: $30,999)

SHORT-TERM SECURITIES	Shares
Money Market Funds(F) – 2.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	20,064	20,065
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.030%(G)	40,622	40,622
		60,687

TOTAL SHORT-TERM SECURITIES – 2.2%		$60,687
(Cost: $60,687)

TOTAL INVESTMENT SECURITIES – 100.5%		$2,762,356
(Cost: $2,243,461)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(12,535)

NET ASSETS – 100.0%		$2,749,821

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $80,914 are on loan.
(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (NOK - Norwegian Krone).
(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $32,258 or 1.2% of net assets.

(F)	Rate shown is the annualized 7-day yield at December 31, 2020.
(G)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at December 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	160,386	Japanese Yen	16,863,238	1-14-21	Deutsche Bank AG	$2,949	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$193,189	$—
Consumer Discretionary	65,707	248,978	—
Consumer Staples	—	288,257	—
Energy	74,391	91,093	—
Financials	—	356,453	—
Health Care	34,355	315,498	—
Industrials	—	456,312	—
Information Technology	32,886	172,202	—
Materials	33,725	111,559	—
Real Estate	—	68,262	—
Utilities	—	45,023	—

Total Common Stocks	$241,064	$2,346,826	$—
Investment Funds	44,619	—	—
Preferred Stocks	—	36,902	—
Other Government Securities	—	32,258	—
Short-Term Securities	60,687	—	—

Total	$346,370	$2,415,986	$—

Forward Foreign Currency Contracts	$—	$2,949	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,243,461

Gross unrealized appreciation	610,665

Gross unrealized depreciation	(91,770)

Net unrealized appreciation	$518,895